Warrant liabilities (Q1) (Tables)	3 Months Ended
Oct. 31, 2024
Warrant liabilities [Abstract]
Continuity of Derivative Warrant Liabilities
The following is a continuity of the Company’s derivative warrant liabilities:

Balance as at July 31, 2024	$-
Warrant fair value upon change in functional currency (Note 2)	454,571
Warrants to be issued (mandatory convertible debentures)	7,500
Change in fair value of warrant liabilities (exercised warrants)	162,396
Fair value of warrants exercised	(303,492)
Change in fair value of warrant liabilities	325,736
Balance as at October 31, 2024	$646,711

Warrants Outstanding and Exercisable
A summary of the liability classified warrants outstanding and exercisable as of October 31, 2024, is as follows:

Number of warrants outstanding	Exercise price	Expiry date
6,080,001	CAD$1.20	November 4, 2024
85,000	CAD$2.00	June 30, 2025
1,216,667	CAD$0.20	September 29, 2026
7,381,668